SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Accounts receivable (including $70,777 and $146,087 from related parties as of September 30, 2023 and December 31, 2022, respectively)	$ 4,820,610	$ 4,797,564
Less: Doubtful allowance (including $1,031 and $nil from related parties as of September 30, 2023 and December 31, 2022, respectively)	(517,244)
Accounts receivable, net	$ 4,303,366	$ 4,797,564	$ 2,662,168